Revision of Previously Issued Financial Statements (Details) - Schedule of the revision on the company’s financial statements is reflected	3 Months Ended	8 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance cost of over-allotment
Net (loss) income	(21,537)	(41,425)
Additional paid in capital	4,871,950	4,871,950
Accumulated deficit	(41,425)	(41,425)
Total Shareholders’ Deficit	4,831,527	4,831,527
Supplemental disclosure of non-cash financing activities:
Accrued offering costs		81,000
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance cost of over-allotment	(23,439)	(23,439)
Net (loss) income	(23,439)	(23,439)
Additional paid in capital	(46,561)	(46,561)
Accumulated deficit	(23,439)	(23,439)
Total Shareholders’ Deficit	(70,000)	(70,000)
Supplemental disclosure of non-cash financing activities:
Accrued offering costs		70,000
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance cost of over-allotment	(23,439)	(23,439)
Net (loss) income	(44,976)	(64,864)
Additional paid in capital	4,825,389	4,825,389
Accumulated deficit	(64,864)	(64,864)
Total Shareholders’ Deficit	$ 4,761,527	4,761,527
Supplemental disclosure of non-cash financing activities:
Accrued offering costs		$ 151,000